Bank Loans (Details)	Mar. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Bank Loans [Line Items]
Weighted average interest rates				3.85%	3.85%	3.85%
Outstanding amount						¥ 116,800,000
Long-term time deposits	¥ 222,230,000
Secured Loan Agreement with Shanghai Pudong Development Bank [Member]
Bank Loans [Line Items]
Principal amount of debt	¥ 200,000,000	¥ 57,000,000	¥ 117,000,000
Debt instrument, interest rate	3.33%	3.50%	3.85%
Maturity date	Mar. 25, 2027	Nov. 14, 2026	Mar. 24, 2024
Outstanding amount						116,800,000
Long-term time deposits						¥ 130,000,000
Long-term time deposits		¥ 63,340,000